Earnings (Loss) per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnings (Loss) per Share

Note 19: Earnings (Loss) per Share

Loss per Share – Successor Period

Basic earnings per share is calculated as net income divided by the average number of shares of common stock outstanding. Diluted earnings per share assumes, when dilutive, the issuance of the net incremental shares from restricted shares. The following is a reconciliation of the denominators of the basic and diluted per share computations for net income:

	Successor
	Three Months Ended June 30,	Six Months Ended June 30,
	2022	2022
Numerator - Basic:
Net loss	$(903,105,939)	$(963,896,193)
Less: Net loss attributable to Non-controlling interest	(748,755,990)	(798,968,740)
Net loss attributable to Class A common stockholders - Basic	(154,349,949)	(164,927,453)

Numerator - Diluted:
Net loss attributable to Class A common stockholders - Basic	$(154,349,949)	$(164,927,453)
Add: Net loss and tax effect attributable to Non-controlling interest	(748,755,990)	(798,968,740)
Net loss attributable to Class A common stockholders - Diluted	(903,105,939)	(963,896,193)

Denominator - Basic:
Weighted average Class A common shares outstanding - Basic	41,578,890	41,578,890
Loss per share attributable to Class A common shareholders - Basic	$(3.71)	$(3.97)

Denominator - Diluted:
Weighted average Class A common shares outstanding - Basic	41,578,890	41,578,890
Weighted average effect of dilutive Class V shares	200,473,866	198,782,864
Weighted average Class A common shares outstanding - Diluted	242,052,756	240,361,754
Loss per share attributable to Class A common shareholders - Diluted	$(3.73)	$(4.01)

The following table presents potentially dilutive securities excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive. The liability-classified Public and Private Warrants are out of the money and thus have no impact on diluted EPS:

Successor
As of June 30, 2022
Public Warrants	10,591,605
Private Warrants	227,500
Restricted Shares	601,614
Options	2,134,279
13,554,998

Note 20: Earnings (Loss) per Share

Loss per Share – Successor Period

The following table provides the computation of net loss per share and weighted average shares of the Company’s common stock outstanding during the periods presented:

Successor
December 3, 2021
through December 31,
2021
Net Loss	$(57,937,929)
Loss Attributable to Non-controlling Interest	(47,856,729)
Net Loss Attributable to Class A Common Stockholders - Basic and Diluted EPS	$(10,081,200)

Weighted Average Class A Common Shares Outstanding - Basic and Diluted EPS	41,578,890

Loss per Share Attributable to Class A Common Shareholders - Basic and Diluted	$(0.24)

The following table presents potentially dilutive securities excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive. The liability-classified Public and Private Warrants are out of the money and thus have no impact on diluted EPS. Additionally, the Company considered the potential conversion of the 196,553,523 shares Class V common stock as potentially dilutive securities. However, net loss has already been allocated to the non-controlling interests in P3 LLC who hold all of the Class V common stock. Therefore, the inclusion of the Class V common stock on an if-converted basis would not impact the diluted EPS calculation and these shares have been excluded from the table below.

Successor
December 3, 2021
through December 31,
2021
Public Warrants	10,541,667
Private Warrants	277,500
Restricted Shares	5,471,400
Total	16,290,567